Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Federal and State Income Tax Benefit Between Current and Deferred Portions

Allocation of Federal and state income tax benefit between current and deferred portions is as follows (in thousands):

	Current	Deferred	Total
Year Ended December 31, 2015:
Federal	$(731)	$(1,260)	$(1,991)
State	(107)	(223)	$(330)

Total income tax benefit	$(838)	$(1,483)	$(2,321)

Year Ended December 31, 2014:
Federal	$(98)	$(1,271)	$(1,369)
State	—	(221)	$(221)

Total income tax benefit	$(98)	$(1,492)	$(1,590)

Summary of Differences Between Statutory Federal Income Tax Rate and Effective Tax Rate

The reasons for the differences between the statutory Federal income tax rate and the effective tax rate are as follows ($ in thousands):

	Year Ended December 31,
	2015		2014
	Amount	%	Amount	%
Income taxes (benefit) at Federal statutory rate	$(1,547)	(34.0%)	$(1,378)	(34.0%)
Increase (decrease) in taxes resulting from:
State taxes, net of Federal tax benefit	(218)	(4.8%)	(146)	(3.6%)
Officer’s life insurance	(747)	(16.4%)	—	—
Other, net	191	4.2%	(66)	(1.6%)

Total	$(2,321)	(51.0%)	$(1,590)	(39.2%)

Summary of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in thousands):

	At December 31,
	2015	2014
Deferred tax assets:
Allowance for loan losses	$879	$642
Net operating loss carryforwards	4,029	1,739
Deferred compensation	858	780
Deferred loan fees	111	47
Alternative minimum tax credits	224	169
Accrued interest income	143	56
Premises and Equipment	—	45
Unrealized loss on Securities AFS	66	—
Other	247	6

Deferred tax assets	6,557	3,484

Deferred tax liabilities:
Officers life insurance	—	(702)
Premises and equipment	(18)	—
Fair Market Value adjustments	(113)	—

Deferred tax liabilities	(131)	(702)

Net deferred tax asset	$6,426	$2,782

Schedule of Operating Loss Carryforwards, Years of Expiration	These carryforwards will begin to expire as follows:

Year	Amount
2033	$764
2034	4,548
2035	5,148

$10,460